LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
11.	LEASES
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining lease terms of one
to twelve years.
Operating lease costs were RMB416 million, RMB235 million and RMB256 million for the years ended December 31, 2022, 2023 and 2024, respectively.
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2023	2024
Cash paid for the rentals included in the lease liabilities	309	272
Right-of-use assets obtained in exchange for operating lease liabilities	149	288
As of December 31, 2023 and 2024, supplemental consolidated balance sheet information related to leases were as follows (RMB in millions):

	2023	2024
Right-of-use assets	641	755
Current lease liabilities included within Other payables and accruals (Note 16)	140	194
Long-term lease liabilities	477	561

Total lease liabilities	617	755

Weighted average remaining lease term	6 years	5 years
Weighted average discount rate	4.6%	4.7%
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31, 2024
2025	243
2026	194
2027	85
2028	76
2029	62
Thereafter	200

Total operating lease payments	860
Less: imputed interest	(105)

Total	755

As of December 31, 2023, and 2024, the operating lease arrangements of the Company, primarily for offices premises, that have not yet commenced is immaterial. For the years ended December 31, 2022, 2023 and 2024, the variable lease costs, short-term lease costs and sub-lease
income are immaterial.